Risk Management Activities - Market Risk - Interest Rate - Narrative (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Apr. 15, 2021 USD ($)
Disclosure of Financial Risk Management [line items]
Borrowings	$ 1,236.5	$ 1,079.3
Revolving credit facility new
Disclosure of Financial Risk Management [line items]
Face amount of borrowings	1,200.0
Borrowings exposed to interest rate fluctuations	23.9		$ 31.6
US$150 million revolving senior secured credit facility
Disclosure of Financial Risk Management [line items]
Borrowings	83.5	83.5
Face amount of borrowings	150.0
US$150 million revolving senior secured credit facility | Revolving credit facility
Disclosure of Financial Risk Management [line items]
Face amount of borrowings				$ 150.0
Sensitivity to interest rates | Interest bearing borrowings
Disclosure of Financial Risk Management [line items]
Borrowings exposed to interest rate fluctuations	$ 215.5	$ 83.5